Financial Instruments - Disclosure of Financial Instruments at Fair Value through Profit or (Loss) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Current assets	R$ 1,243,764	R$ 1,372,926
Non-current assets	5,985	8,593
Private markets funds [member]
Disclosure of financial assets [line items]
Non-current assets	5,985	8,593
Mutual funds [Member]
Disclosure of financial assets [line items]
Current assets	R$ 1,243,764	R$ 1,372,926